Working capital (Tables)	12 Months Ended
Jun. 30, 2020
Summary Of Additional Information About Working Capital [Abstract]
Schedule of inventories	(a) Inventories

	2020 £ million	2019 £ million
Raw materials and consumables	363	338
Work in progress	48	46
Maturing inventories	4,562	4,334
Finished goods and goods for resale	799	754
	5,772	5,472

Schedule of inventories expected to be utilised after more than one year
Maturing inventories include whisk(e)y, rum, tequila and Chinese white spirits. The following amounts of inventories are expected to be utilised after more than one year:

	2020 £ million	2019 £ million
Raw materials and consumables	18	14
Maturing inventories	3,740	3,434
	3,758	3,448

Schedule of provisions for obsolescence of inventories
Inventories are disclosed net of provisions for obsolescence, an analysis of which is as follows:

	2020 £ million	2019 £ million	2018 £ million
Balance at beginning of the year	63	71	88
Exchange differences	—	—	(2)
Income statement charge/(release)(i)	47	(3)	—
Utilised	(12)	(5)	(15)
	98	63	71

(i) Income statement charge in the year ended 30 June 2020 comprise £23 million exceptional charge due to Covid-19.

Schedule of trade and other receivables
(b) Trade and other receivables

	2020		2019
	Current assets £ million	Non-current assets £ million	Current assets £ million	Non-current assets £ million
Trade receivables	1,498	—	2,173	—
Interest receivable	29	—	25	—
VAT recoverable and other prepaid taxes	192	13	132	14
Other receivables	210	31	141	31
Prepayments	157	2	202	8
Accrued income	25	—	21	—
	2,111	46	2,694	53

Schedule of aged analysis of trade receivables net of allowances
The aged analysis of trade receivables, net of expected credit loss allowance, is as follows:

	2020 £ million	2019 £ million
Not overdue	1,379	2,083
Overdue 1 – 30 days	5	27
Overdue 31 – 60 days	23	21
Overdue 61 – 90 days	39	13
Overdue 91 – 180 days	39	15
Overdue more than 180 days	13	14
	1,498	2,173

Schedule of expected credit loss allowance for doubtful debts
Trade and other receivables are disclosed net of expected credit loss allowance for doubtful debts, an analysis of which is as follows:

	2020 £ million	2019 £ million	2018 £ million
Balance at beginning of the year	113	97	129
Exchange differences	(3)	3	(4)
Income statement charge	55	23	18
Written off	(5)	(10)	(46)
	160	113	97

Schedule of trade and other payables
(c) Trade and other payables

	2020		2019
	Current liabilities £ million	Non-current liabilities £ million	Current liabilities £ million	Non-current liabilities £ million
Trade payables	1,333	—	1,694	—
Interest payable	152	—	127	—
Tax and social security excluding income tax	698	—	640	—
Other payables	420	175	565	222
Accruals	971	—	1,097	—
Deferred income	79	—	56	—
Dividend payable to non-controlling interests	30	—	23	—
	3,683	175	4,202	222

Schedule of movement in provisions
(d) Provisions

	Thalidomide £ million	Other £ million	Total £ million
At 30 June 2019	209	207	416
Exchange differences	—	(3)	(3)
Provisions charged during the year	—	120	120
Provisions utilised during the year	(17)	(20)	(37)
Transfers to other payables	—	(27)	(27)
Unwinding of discounts	7	—	7
At 30 June 2020	199	277	476
Current liabilities	17	166	183
Non-current liabilities	182	111	293
	199	277	476